Significant Accounting Policies (Details)		12 Months Ended
	Jul. 09, 2007 USD ($)	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 MYR (RM) m²
Significant Accounting Policies [Line Items]
Restricted cash balance		$ 133,897	$ 126,175	$ 130,996
Deposits		55,935			RM 250,000
Allowance for credit loss		$ 540,626	297,808
Square meters of land. (in Square Meters) | m²		7,967.24			7,967.24
Term of the land		99 years
Consideration of land	$ 361,000
Warranty amount		$ 81,920
Products amount		$ 1,451,374
Recognized income tax positions percentage		50.00%
Pre tax income loss		5.00%
Income Tax Paid Percentage		5.00%
Product and Service [Member]
Significant Accounting Policies [Line Items]
Deferred revenue recognized		$ 2,808,085	688,567	$ 1,025,995
MDIC [Member]
Significant Accounting Policies [Line Items]
Insured limit		$ 1,014,623	$ 738,456
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		6 months			6 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty periods		84 months			84 months